Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets, net [Abstract]
Schedule of Intangible assets, net
	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Travel license	30,490	30,590	4,702
Insurance agency license	11,711	11,711	1,800
Software – internally developed	34,208	52,515	8,071
Trade names	41,634	41,634	6,399
Business Cooperation Agreements	660,215	660,215	101,473
Customer relationship	13,458	13,458	2,068
Non-compete agreements	6,399	6,399	984
Subtotal	798,115	816,522	125,497
Less: Accumulated amortization	(205,848)	(355,888)	(54,699)
Total	592,267	460,634	70,798

Schedule of annual estimated amortization expense for intangible assets
	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2018	148,509	22,825
2019	147,921	22,735
2020	94,504	14,525
2021	12,788	1,965
2022	7,415	1,140
Thereafter	49,497	7,608
Total	460,634	70,798